INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished products	$ 5,168	$ 6,542
Purchased products	2,695	5,607
Work in progress	6,159	6,227
Raw materials	7,048	7,218
Inventories	$ 21,070	$ 25,594